Share-based plan (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSU and PSU activity
Set out below are summaries of XP Inc's RSU and PSU activity for 2023 and 2022.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1, 2022	15,153,830	2,966,060	18,119,890
Granted	814,745	—	814,745
Forfeited	(1,559,670)	(438,818)	(1,998,488)
Vested	(724,481)	—	(724,481)
Outstanding, December 31, 2022	13,684,424	2,527,242	16,211,666

Outstanding, January 1, 2023	13,684,424	2,527,242	16,211,666
Granted	4,489,910	91,589	4,581,499
Forfeited	(1,463,203)	(1,030,013)	(2,493,216)
Vested	(2,110,543)	—	(2,110,543)
Outstanding, December 31, 2023	14,600,588	1,588,818	16,189,406